CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net Loss	$ (5,032,184)	$ (6,067,232)	$ (6,739,120)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	361,229	266,601	54,870
Amortization of right-of-use assets	77,789	76,786	48,229
Impairment of intangible asset			390,355
Accretion expense	51,875	45,600	30,003
Stock-based compensation	130,409	365,309	1,011,973
Loss on disposal of property, plant & equipment	32,187
Gain on debt extinguishment			(12,465)
Other expense			85,500
Foreign currency translation (gain) loss	(501,927)	123,743	3,668
Net changes in operating assets & liabilities:
Prepaid expenses and deposits	176,805	(26,600)	(231,307)
VAT receivable	3,542	187,189	(217,843)
Inventories	94,675	(34,292)	(60,383)
Loan payable	(3,991)	32,468	(149,906)
Accounts payable - related parties	(71,594)	337,576
Deferred revenue			(38,250)
Accounts payable and accrued liabilities	59,293	129,276	(572,246)
Net cash used in operating activities	(4,621,892)	(4,563,576)	(6,396,922)
Cash flows from investing activities:
Investment - internally developed software			(211,952)
Purchase of property, plant & equipment	(255,831)	(603,890)	(952,497)
Net cash used in investing activities	(255,831)	(603,890)	(1,164,449)
Cash flows from financing activities:
Lease payments	(109,482)	(107,756)	(56,366)
Payments to related parties			(18,296)
Proceeds from shares issuance for cash	2,782,707	5,128,186	234
Proceeds from PIPE transaction	4,413,758
Proceeds from warrant exercise	705	786,736	1,872,505
Net cash provided by financing activities	7,087,688	5,807,166	1,798,077
Net change in cash	2,209,965	639,700	(5,763,294)
Cash at beginning of year	4,228,944	3,589,244	9,352,538
Cash at end of year	6,438,909	4,228,944	3,589,244
Supplemental disclosure of cash flow information
Interest	40,998	(78,953)	6,104
Supplemental disclosure of non-cash investing and financing activities:
Addition of Right-of-use assets	$ 80,862	$ 181,641	$ 254,319